SHAREHOLDERS' DEFICIT	6 Months Ended
Jun. 30, 2026
SHAREHOLDERS' DEFICIT
SHAREHOLDERS' DEFICIT
17.	SHAREHOLDERS’ DEFICIT

Ordinary shares

On December 23, 2025, the Company entered into a share subscription agreement with ECARX, pursuant to which ECARX agreed to subscribe for and purchase a total of 16,788,321 newly issued ordinary shares from the Company at a price of US$1.37 per ordinary share for a total purchase price of US$23 million through a private placement. On December 29, 2025, the initial tranche of US$17 million was settled and 12,408,759 ordinary shares were issued. The second tranche of remaining US$6 million was settled on January 19, 2026 and 4,379,562 ordinary shares were issued. The ordinary shares purchased by ECARX is subject to a six-month lock-up period with certain customary exceptions.

The number of ordinary shares issued and outstanding as of June 30, 2026 was 711,576,295 and 646,893,910, respectively. The number of ordinary shares issued and outstanding as of December 31, 2025 was 707,196,733 and 640,672,331, respectively.

Treasury stock

On September 5, 2025, all of 50,000,000 ordinary shares issued to Meritz were fully repurchased by the Company. The repurchased ordinary shares were accounted for using the cost method and recorded as treasury stock as a component of the shareholders’ deficit. During the six months ended June 30, 2026, a total of 1,842,017 repurchased ordinary shares were reissued for conversion of convertible notes. As of June 30, 2026, the number of treasury stock was 47,375,141.